GENERAL	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:	GENERAL

Organization and Business

Rosetta Genomics Ltd. (the "Company") commenced operations on March 9, 2000.

The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, RosettaGX Cancer Origin™, RosettaGX Reveal™, mi-LUNG™, and mi-KIDNEY™, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, Clinical Laboratories Improvement Amendments ("CLIA") certified lab. The Company’s broad menu of molecular and other assays for bladder, lung, prostate and breast cancer patients are offered through its facility in Lake Forest, California.

The Company has three wholly-owned subsidiaries in the United States: (1), Rosetta Genomics, Inc. (“Rosetta Inc.”), (2) Minuet Diagnostics, Inc. (“Minuet”), and (3) CynoGen, Inc. (“CynoGen” or “PersonalizeDx” and collectively with Rosetta Inc. and Minuet, the “U.S. Subsidiaries”). The principal business activities of the U.S. Subsidiaries are to commercialize the Company's products, perform tests in its CLIA-approved laboratories and expand the business of the Company in the United States.

Liquidity and Capital Resources

During the six-month period ended June 30, 2016 and the year ended December 31, 2015, the Company incurred operating losses amounting to $7,394 and $15,721, respectively. The Company will be required to obtain additional liquidity resources in the near term in order to support its activities.

The Company is addressing its liquidity issues by implementing initiatives to allow the coverage of budget deficit. The Company’s current operating plan includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures. The Company’s ability to successfully carry out its business plan, which includes a cost-reduction plan should it be unable to raise sufficient additional capital, is primarily dependent upon its ability to (1) obtain sufficient additional capital, (2) attract and retain knowledgeable employees, (3) increase its cash collections and (4) generate significant additional revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

According to management estimates, liquidity resources as of June 30, 2016 will be sufficient to maintain the Company's operations at least through April 2017.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The unaudited condensed interim consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern.